Stock-Based Compensation (Narrative)(Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation expense for stock option and incentive shares plans	$ 100	$ 121	$ 217
Income tax benefits recognized in income statement for compensation arrangements	28	32	65
Unrecognized compensation cost related to non-vested awards granted	122
Unrecognized compensation cost is expected to be recognized, weighted-average period, years	1 year 7 months
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of options granted at the closing market price of common stock on the grant date	100.00%
Percentage of options granted at average of high and low prices of common stock on date of grant		100.00%
Amount of stock option vesting per year	one-third
Stock option expiration years from date of grant years	10 years
Share-based compensation arrangement by share-based payment award, number of shares available for grant	19,700,000
Weighted-average price of shares granted	$ 7.53	$ 11.00	$ 8.51
Cash received for stock options exercises	42	65	53
Options exercised, total intrinsic value	38	49	59
Actual tax benefit realized from tax deductions related to option exercises	11	16	4
Risk-free interest rate	1.30%	1.90%	3.00%
Expected dividend yield	3.70%	2.60%	3.20%
Expected volatility rate	27.00%	25.00%	25.00%
Expected life of option	7 years	7 years	7 years
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vested in period		4,777,248
Common shares issued		2,841,534
Shares withheld for income tax		1,661,045
Paid in cash for share-based compensation		274,669
Award rights to receive common shares	5,273,566	5,367,146
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vested in period	345,946
Common shares issued	209,168
Shares withheld for income tax	136,778
Unvested shares outstanding	1,525,000
Restricted Stock [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period, minimum, in years	3 years
Restricted Stock [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period, minimum, in years	10 years
Incentive Shares Member
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares available for grant	10,000,000
Shares vested in period	346,000
Unvested shares outstanding	6,799,000	7,101,000
Total fair value of shares vested	15	276	42
Cash paid primarily for tax withholdings	$ 6	$ 113	$ 15
Restricted Stock For Non Management Directors Member
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares available for grant	290,813
Restricted stock awarded	22,921
Restricted stock units awarded	4,818